UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income             Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.4%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (a)	$1,165	$1,211,460
City of Birmingham Alabama Airport Authority, ARB (AGM), 5.50%, 7/01/40	5,800	6,409,522
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (b)	1,495	1,642,646
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,800	2,808,932
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20 (b)	3,800	4,402,984
Tuscaloosa County Board of Education, RB, Special Tax School Warrants, 5.00%, 2/01/43 (c)	1,005	1,160,142

		17,635,686
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,195,886
Arizona — 0.7%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	670	658,530
5.00%, 1/01/38	440	508,446
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,355,025
5.25%, 10/01/28	250	272,498

		2,794,499
California — 13.5%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	677,925
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,465	1,880,782

Municipal Bonds	Par (000)	Value
California (continued)
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (b)	$10,100	$13,021,627
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,804,810
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (b)	7,450	7,818,030
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (b)(d):
0.00%, 2/01/18	13,575	6,792,387
0.00%, 2/01/18	14,150	6,719,410
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (a)	1,580	1,226,254
San Diego California Unified School District, GO, Election of 2008 (d):
CAB, Series C, 0.00%, 7/01/38	2,000	913,780
CAB, Series G, 0.00%, 7/01/34	725	334,885
CAB, Series G, 0.00%, 7/01/35	775	336,265
CAB, Series G, 0.00%, 7/01/36	1,155	471,067
CAB, Series G, 0.00%, 7/01/37	770	295,487
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (d)	1,400	884,170
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,231,439
State of California, GO, Various Purposes, 5.00%, 4/01/42	3,000	3,390,420
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,705,202

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
California (continued)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/37 (d)	$10,000	$4,616,300

		54,120,240
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,058,141
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	1,305	1,463,322

		2,521,463
District of Columbia — 2.4%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,652,665
Florida — 14.0%
City of Tallahassee Florida Energy System Revenue, RB (NPFGC):
5.00%, 10/01/32	3,000	3,038,430
5.00%, 10/01/37	5,000	5,064,050
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,795	1,979,077
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (b)	1,400	1,465,968
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (b)	6,750	7,140,487
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (b)	3,475	3,487,197
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,348,930
County of Miami-Dade Florida Aviation, Refunding ARB:
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,552,900
Series A, 5.50%, 10/01/36	5,000	5,464,950
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,910	4,408,525

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 8/01/42	$685	$779,146
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 7/01/18 (b)	1,300	1,357,759
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 8/01/41	630	686,165
5.00%, 8/01/47	1,845	2,002,010
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	320,679
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,232,656
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,571,847
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (b)	2,000	2,339,140

		56,239,916
Georgia — 2.5%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	7,500	8,738,775
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	545	644,637
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	155	171,596
5.00%, 4/01/44	595	647,669

		10,202,677
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,517,550
Illinois — 11.7%
City of Chicago Illinois O’Hare International Airport, RB, Senior Lien, Series D, 5.25%, 1/01/42	3,300	3,896,277

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	$9,800	$10,995,110
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	1,525	1,715,777
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,896,305
Sales Tax Receipts, 5.25%, 12/01/36	650	704,015
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,121,652
5.50%, 12/01/38	1,000	1,079,180
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	226,445
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital and Medical Centers, 4.13%, 8/15/37	3,130	3,169,000
Silver Cross Hospital and Medical Centers, 5.00%, 8/15/44	390	419,004
University of Chicago Medical Center, Series B, 4.00%, 8/15/41	900	922,545
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	812,915
State of Illinois, GO:
5.25%, 2/01/33	2,435	2,507,928
5.50%, 7/01/33	880	920,621
5.25%, 2/01/34	5,910	6,066,556
5.50%, 7/01/38	1,475	1,550,269

		47,003,599
Indiana — 1.8%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,247,290
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (b)	1,125	1,206,169

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC) (continued):
5.50%, 1/01/38	$4,625	$4,911,842

		7,365,301
Iowa — 2.3%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,547,620
Series A (AGC), 5.63%, 8/15/19 (b)	5,000	5,502,850

		9,050,470
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 2/01/19 (b)	1,330	1,424,084
5.25%, 2/01/29	170	181,096

		1,605,180
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	2,370	2,632,786
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	420	466,943
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,395	1,590,998

		4,690,727
Michigan — 6.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/18 (b)	3,000	3,156,150
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,100	1,255,100
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	2,235	2,516,275

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB (continued):
Henry Ford Health System, 3.25%, 11/15/42	$995	$898,664
Trinity Health Credit Group, 5.00%, 12/01/21 (b)	30	34,955
Trinity Health Credit Group, 5.00%, 12/01/39	9,020	10,212,173
Royal Oak Hospital Finance Authority, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 9/01/39	1,560	1,735,188
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,266,760
Series I-A, 5.38%, 10/15/41	800	906,704
Series II-A, 5.38%, 10/15/36	1,500	1,694,715
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	480,125

		25,156,809
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,345	6,994,474
Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	3,000	3,246,600
(AGM), 5.25%, 7/01/39	4,100	4,439,193

		7,685,793
New Jersey — 6.3%
New Jersey EDA, RB, Series WW:
5.25%, 6/15/33	170	178,976
5.00%, 6/15/34	225	231,138
5.00%, 6/15/36	1,395	1,429,289
5.25%, 6/15/40	400	418,668
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/36	5,070	5,183,821
CAB, Transportation System, Series A, 0.00%, 12/15/38 (d)	5,845	1,890,390
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,740,361
Transportation Program, Series AA, 5.00%, 6/15/38	945	965,213

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A, 5.50%, 6/15/41	$3,000	$3,117,450
Transportation System, Series AA, 5.50%, 6/15/39	3,785	4,013,917
Transportation System, Series B, 5.25%, 6/15/36	5,000	5,168,700
Transportation System, Series D, 5.00%, 6/15/32	900	931,977

		25,269,900
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	405	457,630
New York — 2.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,088,665
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Fiscal, Sub-Series E-1, 5.00%, 2/01/37	1,465	1,737,607
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,925,946
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	877,307
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 2/15/39	710	832,688
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,570	1,840,935
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/36	1,300	1,408,459

		10,711,607
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	724,442
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	780	919,714

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1 (continued):
5.25%, 2/15/33	$1,095	$1,286,603

		2,930,759
Oregon — 0.4%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 6/15/38 (d)	1,115	464,665
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 0.00%, 6/15/36 (a)	945	1,071,167

		1,535,832
Pennsylvania — 3.5%
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,770	1,828,764
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	4,245	4,766,668
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	780,784
Series A-1, 5.00%, 12/01/41	2,730	3,075,236
Series B, 5.00%, 12/01/40	1,060	1,199,326
Series C, 5.50%, 12/01/33	630	743,154
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (b)	625	730,844
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	955,961

		14,080,737
Rhode Island — 1.5%
Rhode Island Commerce Corp., RB, Airport Corp., Series D, 5.00%, 7/01/46	250	280,610
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	5,855	5,925,670

		6,206,280
South Carolina — 5.0%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	304,723

Municipal Bonds	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, RB, Santee Cooper, Series E, 5.50%, 12/01/53	$610	$678,058
South Carolina Public Service Authority, Refunding RB, Series B (AGM), 5.00%, 12/01/56	2,845	3,172,431
State of South Carolina Ports Authority, RB, 5.25%, 7/01/40	5,000	5,464,650
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,960	7,779,749
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,565,650

		19,965,261
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Health & Educational Facilities Board, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	35	39,548
Texas — 19.1%
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien, Series B, 5.00%, 11/15/36	2,890	3,407,050
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 2/01/38	615	699,925
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 8/15/30 (d)	10,030	6,999,837
County of Harris Texas, GO, Refunding (NPFGC) (d):
0.00%, 8/15/25	7,485	6,362,624
0.00%, 8/15/28	10,915	8,489,905
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (NPFGC) (d):
0.00%, 11/15/38	5,785	2,097,352
0.00%, 11/15/39	6,160	2,094,954
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (d)	2,340	1,060,792

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Texas (continued)
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	$1,090	$1,271,583
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 0.00%, 10/01/46 (a)	2,365	2,136,872
Harris County-Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC) (d):
0.00%, 11/15/24 (b)	5,965	2,269,623
0.00%, 11/15/38	10,925	3,592,577
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (d)	3,775	1,535,104
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 9/01/37 (d)	1,975	777,716
Convertible CAB, Series C, 0.00%, 9/01/45 (a)	2,500	2,923,100
Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,174,650
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18 (b)	8,650	8,897,044
1st Tier System (NPFGC), 5.75%, 1/01/40	2,785	2,854,597
1st Tier System, Series A, 6.00%, 1/01/19 (b)	510	550,372
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	115	123,895
1st Tier System, Series S, 5.75%, 1/01/18 (b)	11,615	11,946,725
Series B, 5.00%, 1/01/40	385	431,023
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	2,540	2,801,518
Natural Gas Utility Improvements, 5.00%, 12/15/31	2,105	2,329,667

		76,828,505
Utah — 2.1%
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 7/01/42	2,575	3,022,638

Municipal Bonds	Par (000)	Value
Utah (continued)
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/18 (b)	$5,000	$5,211,100

		8,233,738
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health:
5.50%, 5/15/19 (b)	140	152,321
5.50%, 5/15/35	260	280,543

		432,864
Washington — 2.7%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (b)	3,500	3,560,760
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	2,000	2,217,820
MultiCare Health System, Series C (AGC), 5.50%, 8/15/18 (b)	4,000	4,212,240
Providence Health & Services, Series A, 5.25%, 10/01/39	675	728,521

		10,719,341
Wisconsin — 1.3%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	3,215	3,624,687
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,628,040

		5,252,727
Total Municipal Bonds — 112.6%		452,097,664

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.3%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/19 (b)	1,300	1,408,056

6	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California — 3.5%
California State University, RB, Systemwide, Series A (AGM) (f):
5.00%, 5/01/18 (b)	$3,292	$3,417,132
5.00%, 11/01/33	86	89,417
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (b):
5.00%, 5/01/18	808	839,030
5.00%, 5/01/18	4,062	4,218,416
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	5,000	5,035,750
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (b)	449	490,298

		14,090,043
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,774,899
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,080	1,192,632
Florida — 6.7%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	3,500	3,999,835
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,950	2,178,384
County of Miami-Dade Florida Water & Sewer System (AGC), 5.00%, 10/01/39	10,101	11,162,987
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (b)	6,096	6,687,188
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18 (f)	2,999	3,028,650

		27,057,044
Illinois — 6.3%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,748,744
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (b)(f)	1,400	1,519,768

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	$3,045	$3,442,412
Senior Priority, Series B, 5.50%, 1/01/18 (b)	4,499	4,621,725
Senior, Series B, 5.00%, 1/01/40	1,170	1,327,403
Series A, 5.00%, 1/01/38	7,714	8,657,795
Series C, 5.00%, 1/01/38	2,658	2,994,546

		25,312,393
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 9/01/47	5,363	6,500,784
Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 7/01/41	3,139	3,658,243
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	1,661	1,893,504
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	2,220	2,485,437
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,080,000

		3,565,437
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (b)(f)	4,197	4,581,693
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/19 (b)	2,024	2,223,798
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	3,900	4,484,688

		11,290,179

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	7

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	$920	$1,071,478
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	2,000	2,067,956

		3,139,434
New York — 13.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,240	7,064,976
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2014, Series DD, 5.00%, 6/15/35	1,845	2,152,654
Series FF, 5.00%, 6/15/39	8,355	9,735,246
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,503,268
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,700	1,977,521
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	14,690,625
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	5,720	6,430,252
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	3,020,186

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	$4,500	$4,779,135

		54,353,863
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	620	662,594
Pennsylvania — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 8/15/42	1,020	1,163,382
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	5,878,845

		7,042,227
South Carolina — 0.2%
South Carolina Public Service Authority, Refunding RB, Series A (b)(f):
5.50%, 1/01/19	48	51,278
5.50%, 1/01/19	553	592,915

		644,193
Texas — 2.4%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,365,394
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	802,735
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	3,920	4,471,897

		9,640,026
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	3,866,702

8	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	$3,520	$3,835,462
Series C, 5.25%, 4/01/19 (b)	2,500	2,693,000

		6,528,462
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.7%		183,620,715
Total Long-Term Investments (Cost — $588,132,538) — 158.3%		635,718,379

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.60% (g)(h)	5,619,402	$5,620,526
Total Short-Term Securities (Cost — $5,620,377) — 1.4%		5,620,526
Total Investments (Cost — $593,752,915*) — 159.7%		641,338,905
Other Assets Less Liabilities — 1.3%		5,019,124
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.8)%		(107,452,857)
Loan for TOB Trust Certificates — (0.0)%		(83,280)
VMTP Shares, at Liquidation Value — (34.2)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$401,621,892

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$488,535,032

Gross unrealized appreciation	$48,544,705
Gross unrealized depreciation	(3,276,969)

Net unrealized appreciation	$45,267,736

Notes to Schedule of Investments

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 01, 2017 to December 01, 2029, is $12,093,907.

(g)	During the period ended May 31, 2017, investments in issuers considered to be affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,605,050	2,014,352	5,619,402	$5,620,526	$18,759	$4,334	$149

[1]	Includes net capital gain distributions.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	9

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(65)	5-Year U.S. Treasury Note	September 2017	$7,690,312	$(11,356)
(163)	10-Year U.S. Treasury Note	September 2017	$20,586,391	(61,952)
(127)	Long U.S. Treasury Bond	September 2017	$19,534,188	(158,927)
(28)	Ultra U.S. Treasury Bond	September 2017	$4,623,500	(55,531)
Total				$(287,766)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information and derivative financial instruments about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$635,718,379	—	$635,718,379
Short-Term Securities	$5,620,526	—	—	5,620,526

Total	$5,620,526	$635,718,379	—	$641,338,905

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(287,766)	—	—	$(287,766)
[1]	See above schedule of investments for values in each state or political subdivision.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	11

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(107,452,857)	—	$(107,452,857)
Loan for TOB Trust Certificates	—	(83,280)	—	(83,280)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

Total	—	$(244,736,137)	—	$(244,736,137)

During the period ended May 31, 2017, there were no transfers between levels.

12	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Quality Trust

Date: July 24, 2017